UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [X]; Amendment Number:    1
                                               -------
This Amendment (Check only one.):               [X] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Palo Alto Investors, LLC
           -----------------------------------------------------
Address:   470 University Avenue
           Palo Alto, CA 94301
           -----------------------------------------------------

Form 13F File Number: 28-10266
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ William L. Edwards
        -------------------------
Title:  President of Palo Investors, Manager
        -------------------------
Phone:  (650) 325-0772
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ William L. Edwards                 Palo Alto, CA                  8/15/2008
----------------------                 -------------                  ----------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           75
                                         -----------
Form 13F Information Table Value Total:   $1,353,823
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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
                                                 FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS   SOLE   SHARED NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -------- -------- ------ ----
Advanced Medical Optics, Inc.  COM              00763M108    11957   638060 SH       SOLE               638060      0    0
Aeterna Zentaris               COM              007975204      415   395000 SH       SOLE               395000      0    0
Airvana Inc.                   COM              00950V101     3625   676243 SH       SOLE               676243      0    0
Akamai Technologies, Inc.      COM              00971T101    11102   319124 SH       SOLE               319124      0    0
Align Technology, Inc.         COM              016255101    13797  1315275 SH       SOLE              1315275      0    0
Allis-Chalmers Energy Inc.     COM              019645506    62754  3525517 SH       SOLE              3525517      0    0
Altus Pharmaceuticals Inc      COM              02216N105      394    88560 SH       SOLE                88560      0    0
AMAG Pharmaceuticals, Inc.     COM              00163U106    56998  1671487 SH       SOLE              1671487      0    0
Amazon.com, Inc.               COM              023135106      616     8400 SH       SOLE                 8400      0    0
Amicus Therapeutics, Inc.      COM              03152W109    26274  2460142 SH       SOLE              2460142      0    0
Arbios Systems Inc.            COM              03875V107       46   461539 SH       SOLE               461539      0    0
Arena Resources                COM              040049108    21128   400000 SH       SOLE               400000      0    0
Auxilium Pharmaceuticals, Inc. COM              05334D107    88859  2643041 SH       SOLE              2643041      0    0
Biomarin Pharmaceuticals, Inc  COM              09061G101      444    15325 SH       SOLE                15325      0    0
Biomimetic Therapeutics, Inc.  COM              09064X101    14184  1189946 SH       SOLE              1189946      0    0
BroadVision, Inc.              COM              111412607    17086 17434659 SH       SOLE             17434659      0    0
Cache, Inc                     COM              127150308    15436  1442600 SH       SOLE              1442600      0    0
Canadian Superior Energy Inc.  COM              136644101    50466 10923500 SH       SOLE             10923500      0    0
Ceragon Networks Ltd.          COM              M22013102    10236  1322500 SH       SOLE              1322500      0    0
Cisco Systems, Inc.            COM              17275R102    14791   635900 SH       SOLE               635900      0    0
Cogo Group Inc.                COM              192448108     1367   150000 SH       SOLE               150000      0    0
Conceptus Inc                  COM              206016107     1849   100000 SH       SOLE               100000      0    0
Cubist Pharma                  COM              229678107     4523   253220 SH       SOLE               253220      0    0
Cyberonics, Inc.               COM              23251P102    74669  3440947 SH       SOLE              3440947      0    0
Cypress Bioscience Inc.        COM              232674507     4096   569619 SH       SOLE               569619      0    0
Digital River, Inc.            COM              25388B104    17388   450700 SH       SOLE               450700      0    0
Ember Resources Inc.           COM              29081X108     4347  2337500 SH       SOLE              2337500      0    0
ev3 Inc                        COM              26928A200    25526  2692595 SH       SOLE              2692595      0    0
Evergreen Solar, Inc.          COM              30033R108    11628  1200000 SH       SOLE              1200000      0    0
F5 Networks, Inc.              COM              315616102    10609   373300 SH       SOLE               373300      0    0
Gastar Exploration Limited     COM              367299104    67234 26263312 SH       SOLE             26263312      0    0
Geerlings & Wade, Inc.         COM              368473104      364   714665 SH       SOLE               714665      0    0
Genomic Health, Inc.           COM              37244C101     5049   263675 SH       SOLE               263675      0    0
Genzyme Corporation            COM              372917104    10196   141843 SH       SOLE               141843      0    0
Gigamedia Limited              COM              Y2711Y104    12287  1029941 SH       SOLE              1029941      0    0
Guaranty Bancorp               COM              40075T102     5670  1574900 SH       SOLE              1574900      0    0
IDM Pharma Inc.                COM              449394105    15216  7422409 SH       SOLE              7422409      0    0
ImClone Systems Incorporated   COM              45245W109    31768   785170 SH       SOLE               785170      0    0
Inspire Pharma                 COM              457733103     1779   415600 SH       SOLE               415600      0    0
Limelight Networks, Inc.       COM              53261M104    21712  5683673 SH       SOLE              5683673      0    0
Martek Biosciences Corp        COM              572901106      607    18000 SH       SOLE                18000      0    0
Medicis Pharmaceutical Corp.   COM              584690309    23972  1153630 SH       SOLE              1153630      0    0
Medivation, Inc.               COM              58501N101    20940  1770114 SH       SOLE              1770114      0    0
Merck & Co., Inc               COM              589331107      385    10225 SH       SOLE                10225      0    0
Momenta Pharmaceuticals, Inc.  COM              60877T100    14593  1186383 SH       SOLE              1186383      0    0
Northern Oil & Gas             COM              665531109     4316   350000 SH       SOLE               350000      0    0
NuVasive Inc.                  COM              670704105     5592   125215 SH       SOLE               125215      0    0
NVIDIA Corporation             COM              67066G104     7076   378000 SH       SOLE               378000      0    0
NxStage Medical, Inc.          COM              67072V103     5586  1454585 SH       SOLE              1454585      0    0
Onyx Pharmaceuticals, Inc.     COM              683399109    93674  2631280 SH       SOLE              2631280      0    0
Peets Coffee & Tea, Inc        COM              705560100    33323  1681275 SH       SOLE              1681275      0    0
Petrohawk Energy               COM              716495106    10420   225000 SH       SOLE               225000      0    0
Petroquest Energy Inc.         COM              716748108    10760   400000 SH       SOLE               400000      0    0
Plains Exploration &           COM              726505100     6567    90000 SH       SOLE                90000      0    0
Production Company
Portfolio Recovery Associates, COM              73640Q105    15268   407145 SH       SOLE               407145      0    0
Inc.
Questcor Pharmaceuticals       COM              74835Y101     4186   902122 SH       SOLE               902122      0    0
Quicksilver Resources          COM              74837R104     4830   125000 SH       SOLE               125000      0    0
Savient Pharmaceuticals, Inc.  COM              80517Q100   116931  4621792 SH       SOLE              4621792      0    0
Spreadtrum Communications      COM              849415203     3928   787108 SH       SOLE               787108      0    0
St. Jude Medical, Inc.         COM              790849103     4898   119805 SH       SOLE               119805      0    0
Superior Energy Services Inc   COM              868157108     5514   100000 SH       SOLE               100000      0    0
T-3 Energy Services, Inc.      COM              87306E107     7947   100000 SH       SOLE               100000      0    0
Tesco Corporation              COM              88157K101     6390   200000 SH       SOLE               200000      0    0
The9 Limited                   COM              88337K104    28913  1280450 SH       SOLE              1280450      0    0
Toreador Resources Corporation COM              891050106    16207  1900000 SH       SOLE              1900000      0    0
Triangle Petroleum Corporation COM              89600B102    12374  7881350 SH       SOLE              7881350      0    0
Unica Corporation              COM              904583101    18953  2357364 SH       SOLE              2357364      0    0
United Therapeutics Corp       COM              91307C102    16861   172495 SH       SOLE               172495      0    0
UTS Energy Corporation         COM              903396109     5864  1000000 SH       SOLE              1000000      0    0
Vanda Pharma                   COM              921659108     1871   568775 SH       SOLE               568775      0    0
Verasun Energy Corporation     COM              92336G106    30554  7397976 SH       SOLE              7397976      0    0
ViroPharma Incorporated        COM              928241108    26284  2376466 SH       SOLE              2376466      0    0
Western Alliance Bancorp       COM              957638109     3950   509000 SH       SOLE               509000      0    0
Whole Foods Market, Inc.       COM              966837106    10331   436100 SH       SOLE               436100      0    0
Xtreme Coil Drilling Corp.     COM              98417D102    26073  2650100 SH       SOLE              2650100      0    0
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